Share Capital and Warrants - Additional Information (Details) $ / shares in Units, $ / shares in Units, $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021 CAD ($) Warrant $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares
Share Capital And Warrants [Line Items]
Number of shares issued	796,300,000	796,300,000
Weighted average exercise price | $ / shares		$ 0.8597
Gross proceeds from offering of ATM program	$ 855.2	$ 684.6
Proceed from two offering allocated to share capital | $	$ 122.2
Inner Spirit Holdings Ltd
Share Capital And Warrants [Line Items]
Warrants Exercised	195,711	195,711
Net payment of warrants | $	$ 0.2
Sun 8 Holdings Inc
Share Capital And Warrants [Line Items]
Warrant exercise price | $ / shares	$ 0.94
Warrants outstanding and exercisable, Number of warrants | Warrant	640,000
January 2021 Units Offering
Share Capital And Warrants [Line Items]
Number of shares issued	100,000,000.0	100,000,000.0
February 2021 Units Offering
Share Capital And Warrants [Line Items]
Number of shares issued	60,500,000	60,500,000